Notes Payable (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2025	$ 2,277	$ 2,277
2026	1,204	1,204
2027	1,220	1,250
2028	1,298	1,298
2029	1,347	1,347
Thereafter	43,324	43,324
Total	$ 50,700	$ 50,700